Consolidated Statements of Changes in Shareholder's Equity $ in Thousands, $ in Thousands	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Beginning balance, value at Dec. 31, 2018	$ 16	$ 3,626	$ (15)	$ 1,744		$ 5,371
Begning Balance, shares at Dec. 31, 2018 | shares	12,000,000
Net income				342		342
Foreign currency translation adjustment			(49)			(49)
Dividend declared and paid				(1,500)		(1,500)
Ending balance, value at Dec. 31, 2019	$ 16	3,626	(64)	586		4,164
Ending balance, shares at Dec. 31, 2019 | shares	12,000,000
Net income				1,727		1,727
Foreign currency translation adjustment			54			54
Ending balance, value at Dec. 31, 2020	$ 16	3,626	(10)	2,313		5,945
Ending balance, shares at Dec. 31, 2020 | shares	12,000,000
Net income				2	$ 1	2
Foreign currency translation adjustment			(24)		(18)	(24)
Dividend declared and paid				(2,900)		(2,900)
Ending balance, value at Dec. 31, 2021	$ 16	$ 3,626	$ (34)	$ (585)	$ 2,236	$ 3,023
Ending balance, shares at Dec. 31, 2021 | shares	12,000,000